EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2009	2010	2011
	(EUR in thousands)
Equity method investments	25,327	50,094	59,139
Revenue	258,841	127,630	77,406
Gross profit	(19,054)	40,056	29,804
Net earnings	(128,247)	12,510	6,774
Group’s equity in net earnings	(18,550)	9,245	8,661
Dividends received by the Group	389	1,541	2,785
Balance Sheet data as at December 31
Current assets	177,876	79,766	91,871
Non-current assets	696,071	486,486	511,932
Current liabilities	235,615	28,696	30,077
Non-current liabilities	642,407	461,376	488,387
Net assets	(4,075)	76,180	85,339
Group’s equity in net assets	23,136	47,695	38,974

The increase in equity method investments during 2010 and 2011 mainly relates to investments made by our private equity funds.

On December 31, 2011, the Group recognized EUR 1.7 million impairment loss for its investment in Planet S.A.

On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. The loss realized upon disposal amounted to EUR 10.0 million.

On July 10, 2009 the Bank disposed of half of its participation in Social Securities Funds Management S.A. reducing its participation from 40% to 20%. The consideration agreed, amounted to EUR 1.3 million. The gain realized upon disposal of 20% amounted to EUR 0.6 million.